As filed with the Securities and Exchange Commission on June 10, 2003.

                                                             File No. 333-103394

              U.S.    SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

   Pre-Effective Amendment No.  ______                        [ ]

   Post-Effective Amendment No.   1                           [X]
                                ------


                   FRANKLIN CAPITAL GROWTH FUND
                   ----------------------------
        (Exact Name of Registrant as Specified in Charter)

                          (650) 312-2000 (Registrant's Area Code and Telephone Number)


          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
  (Address of Principal Executive Offices: Number, Street, City,
                         State, Zip Code)

                           Murray L. Simpson, esquire
                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Bruce G. Leto, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098

Title of the securities being registered: Shares of beneficial interest, par value $.01 per share, of Franklin Capital Growth Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.


                                     PART A

Part A is incorporated by reference to the electronic filing made on April 7, 2003, under Accession No. 0000083297-03-000013.


                                     PART B

Part B is incorporated by reference to the electronic filing made on April 7, 2003, under Accession No. 0000083297-03-000013.


                                     PART C

                                OTHER INFORMATION


Item 15. Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the Declaration of Trust, By-Laws, Management Agreement and Distribution Agreements previously filed as exhibits and incorporated herein by reference.

Item 16. Exhibits The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a) and 12(a):

      (1)  Copies of the charter of the Registrant as now in effect;

           (a) Certificate of Trust of Franklin Growth and Income Fund dated March 21, 2000 Filing: Post-Effective Amendment No. 90 to Registration Statement on Form N-1A File No. 2-10103 Filing
                Date: June 9, 2000

           (b) Agreement and Declaration of Trust of Franklin Growth and Income Fund dated March 21, 2000 Filing: Post-Effective Amendment No. 90 to Registration Statement on Form N-1A File No. 2-10103 Filing Date: June 9, 2000

           (c) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Growth and Income Fund dated July
                19, 2001
                Filing: Post-Effective Amendment No. 92 to
                Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: October 29, 2001

           (d) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Growth and Income Fund dated March
                12, 2002
                Filing: Post-Effective Amendment No. 94 to
                Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: October 30, 2002

      (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

           (a)  By-Laws
                Filing: Post-Effective Amendment No. 90 to
                Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: June 9, 2000

      (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

           Not Applicable.

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

           (a) Agreement and Plan of Reorganization dated March 26, 2003 between the Registrant and Franklin Strategic Series, on behalf of Franklin Large Cap Growth Fund

      (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

           Not Applicable.

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

           (a) Management Agreement between Registrant and Franklin Advisers, Inc. dated August 10, 2000 Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: October 26, 2000

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

           (a) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A File No. 2-10103 Filing Date: October 29, 2001

           (b) Forms of Dealer Agreement between Franklin/Templeton Distributors, Inc. and Securities Dealers Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: August 26, 1999

      (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

           Not Applicable.

      (9)  Copies of all custodian agreements and depository contracts under
           Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

           (a) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996 Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A File No. 2-10103 Filing
                Date: October 30, 1996

           (b) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between Registrant and Bank of New York Filing Post-Effective Amendment No. 86 to Registration Statement on Form N-1A File No. 2-10103 Filing Date: October 30, 1997

           (c) Amendment dated February 27, 1998 to Master Custody Agreement dated February 16, 1996 on behalf of all funds listed on Exhibit A Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: August 24, 1998

           (d) Amendment dated May 1, 2002 to Exhibit A of the Master Custody Agreement dated February 16, 1996 between Registrant and Bank of New York Filing Post-Effective Amendment No. 94 to Registration Statement on Form N-1A File No. 2-10103 Filing Date: October 30, 2002

           (e) Amendment dated May 16, 2001 to the Master Custody Agreement dated February 16, 1996 between Registrant and Bank of New York Filing Post-Effective Amendment No. 92 to Registration Statement on Form N-1A File No. 2-10103 Filing Date: October 29, 2001

           (f) Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New
                York made as of May 16, 2001
                Filing: Post-Effective Amendment No. 92 to
                Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: October 29, 2001

           (g) Amendment dated April 25, 2002 to Schedule 2 of the Foreign Custody Manager Agreement dated July 30, 1998 Filing:
                Post-Effective Amendment No. 94 to Registration Statement on Form N-1A File No. 2-10103 Filing Date: October 30, 2002

           (h) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996 Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A File No. 2-10103 Filing
                Date: October 30, 1996

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

           (a) Distribution Plan pursuant to Rule 12b-1 effective August 10, 2000 Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A File No. 2-10103 Filing Date: October 26, 2000

           (b) Class C Distribution Plan pursuant to Rule 12b-1, dated October 31, 2000 Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A File No. 2-10103 Filing Date: October 29, 2001

           (c) Class B Distribution Plan pursuant to Rule 12b-1 dated August 10, 2000 Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A File No. 2-10103 Filing Date: October 26, 2000

           (d) Class R Distribution Plan pursuant to Rule 12b-1 dated January 1, 2002 Filing: Post-Effective Amendment No. 93 to Registration Statement on Form N-1A File No. 2-10103 Filing Date: December 19, 2001

           (e) Multiple Class Plan dated October 9, 2001 Filing: Post-Effective Amendment No. 93 to Registration Statement on Form N-1A
                File No. 2-10103
                         Filing Date: December 19, 2001

      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

           (a) Opinion and Consent of Counsel Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: August 24, 1998

      (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

           (a)  Opinion and Consent of Counsel Supporting Tax
                Matters and Consequences to Shareholders dated
                June 5, 2003

      (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

           (a) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC. Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: October 29, 2001

      (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

           Not Applicable.

      (15) All financial statements omitted pursuant to Items 14(a)(1);

           Not Applicable.

      (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

           (a) Power of Attorney dated November 12, 2002 Filing: Registration Statement on Form N-14
                File No. 333-103394
                Filing Date: February 24, 2003

      (17) Any additional exhibits which the Registrant may wish to file.

           Not Applicable.

Item 17.   Undertakings

           (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

           (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 10th day of June, 2003.


                                 FRANKLIN CAPITAL Growth FUND
                                 (Registrant)

                                 By:/s/David P. Goss, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:



                                    President, Chief Executive
Rupert H. Johnson, Jr.*             Officer - Investment Management
-----------------------             and Trustee
Rupert H. Johnson, Jr.              Dated: June 10, 2003


Jimmy D. Gambill*                   Chief Executive Officer -
-----------------------             Finance and Administration
Jimmy D. Gambill                    Dated: June 10, 2003


Kimberley H. Monasterio*            Chief Financial Officer
-----------------------             Dated: June 10, 2003
Kimberley H. Monasterio

Frank H. Abbott, III*               Trustee
---------------------               Dated: June 10, 2003
Frank H. Abbott, III

Harris J. Ashton*                   Trustee
-----------------                   Dated: June 10, 2003
Harris J. Ashton

S. Joseph Fortunato*                Trustee
--------------------                Dated: June 10, 2003
S. Joseph Fortunato

Charles B. Johnson*                 Trustee
-------------------                 Dated: June 10, 2003
Charles B. Johnson

Frank W.T. LaHaye*                  Trustee
------------------                  Dated: June 10, 2003
Frank W.T. LaHaye

Gordon S. Macklin*                  Trustee
------------------                  Dated: June 10, 2003
Gordon S. Macklin


*By: /s/David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)

                          FRANKLIN CAPITAL GROWTH FUND
                           N-14 REGISTRATION STATEMENT
                                  EXHIBIT INDEX

EXHIBIT NO.      DESCRIPTION                               LOCATION
EX-99.(1)(a)     Certificate of Trust of Franklin             *
                 Growth and Income Fund dated March 21,
                 2000

EX-99.(1)(b)     Agreement and Declaration of Trust of        *
                 Franklin Growth and Income Fund dated
                 March 21, 2000

EX-99.(1)(c)     Certificate of Amendment of Agreement        *
                 and Declaration of Trust of Franklin
                 Growth and Income Fund dated July 19,
                 2001

EX-99.(1)(d)     Certificate of Amendment of Agreement        *
                 and Declaration of Trust of Franklin
                 Growth and Income Fund dated March 12,
                 2002

EX-99.(2)(a)     By-Laws *

EX-99.(4)(a)     Agreement and Plan of Reorganization         Attached
                 dated March 26, 2003 between the
                 Registrant and Franklin Strategic
                 Series, on behalf of Franklin Large
                 Cap Growth Fund

EX-99.(6)(a)     Management Agreement between                 *
                 Registrant and Franklin Advisers,
                 Inc. dated August 10, 2000

EX-99.(7)(a)     Amended and Restated Distribution            *
                 Agreement between Registrant and
                 Franklin/Templeton Distributors, Inc.
                 dated October 31, 2000

EX-99.(7)(b)     Forms of Dealer Agreements between           *
                 Franklin/Templeton Distributors, Inc.
                 and Securities Dealers dated March 1,
                 1998

EX-99.(9)(a)     Master Custody Agreement between             *
                 Registrant and Bank of New York
                 dated February 16, 1996

EX-99.(9)(b)     Amendment dated May 7, 1997 to the           *
                 Master Custody Agreement between
                 Registrant and Bank of New York
                 dated February 16, 1996

EX-99.(9)(c)     Amendment dated February 27, 1998 to         *
                 Master Custody Agreement dated
                 February 16, 1996 on behalf of all
                 funds listed on Exhibit A

EX-99.(9)(d)     Amendment dated May 1, 2002, to              *
                 Exhibit A of the Master Custody
                 Agreement between Registrant and Bank
                 of New York dated February 16, 1996

EX-99.(9)(e)     Amendment dated May 16, 2001 to the          *
                 Master Custody Agreement dated
                 February 16, 1996 between Registrant
                 and Bank of New York

EX-99.(9)(f)     Amended and Restated Foreign Custody         *
                 Manager Agreement between the
                 Registrant and Bank of New York made
                 as of May 16, 2001

EX-99.(9)(g)     Amendment dated April 25, 2002 to            *
                 Schedule 2 of the Foreign
                 Custody Manager Agreement dated
                 July 30, 1998

EX-99.9(h)       Terminal link Agreement between              *
                 Registrant and Bank of New
                 York dated February 16, 1996

EX-99.(10)(a)    Distribution Plan pursuant to Rule           *
                 12b-1 effective August 10,
                 2000

EX-99.(10)(b)    Class C Distribution Plan pursuant to        *
                 Rule 12b-1 dated October 31, 2000

EX-99.(10)(c)    Class B Distribution Plan pursuant to        *
                 Rule 12b-1 dated August 10, 2000

EX-99.(10)(d)    Class R Distribution Plan pursuant to        *
                 Rule 12b-1 dated January 1, 2002

EX-99.(10)(e)    Multiple Class Plan dated October 9,         *
                 2001

EX-99.(11)(a)    Opinion and Consent                          *

EX-99.(12(a)     Opinion and Consent of Counsel               Attached
                 Supporting Tax Matters and
                 Consequences to Shareholders
                 dated June 5, 2003

EX-99.(13)(a)    Subcontract for Fund Administrative          *
                 Services dated January 1, 2001
                 between Franklin Advisers, Inc.
                 and Franklin Templeton Services,
                 LLC

EX-99.(16)(a)    Power of Attorney November 12, 2002          *